Derivative Financial Instruments - Schedule of Offsetting Assets and Liabilities (Details) - Commodity Derivatives - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Derivative Assets
Commodity Derivatives	$ 8	$ 7
Less: Counterparty Netting	(1)	(7)
Total Net Fair Value of Derivatives	7	0
Current Liabilities
Derivative Liabilities
Commodity Derivatives	1	71
Less: Counterparty Netting	(1)	(7)
Total Net Fair Value of Derivatives	$ 0	$ 64